Income Tax (Details) - Schedule of unrecognized tax benefits related to the company’s uncertain tax positions - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of Unrecognized Tax Benefits Related to the Company’s Uncertain Tax Positions [Abstract]
Gross beginning balance	$ 2,960,155	$ 1,638,673
Gross increase to tax positions in the current period	4,252,847
Gross increase to tax position in the prior period
Gross decrease to tax position in the prior period
Lapse of statute limitations
Gross ending balance	$ 7,213,002	$ 1,638,673